Expense Example - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund - Fidelity Total International Equity Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 107
3 years	366
5 years	652
10 years	$ 1,467